Share-Based Payments - by Functional Area (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Allocation of Share-Based Payment Expense by function
Cost of cloud	€ 59	€ 40	€ 56
Cost of software	70	55	82
Cost of services	266	175	246
Research and development	513	296	429
Sales and marketing	655	360	562
General and administration	1,230	157	461
Share-based payment expenses	2,794	1,084	1,835
Thereof cash-settled share-based payments	1,147	893	1,664
Thereof equity-settled share-based payments	1,647	191	€ 171
LTI 2020
Allocation of Share-Based Payment Expense by function
Thereof cash-settled share-based payments	€ 9	€ (6)
Trading days	20 days
Percentage of payout amount per share unit	200.00%